CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares
Accounts receivable, allowance	¥ 7,764	$ 1,126	¥ 4,932
Reserve for prepayments and other current assets	17,290	2,507	14,853
Prepayments and other current assets, due from related party	169,436	24,566	145,692
Short-term bank and other borrowings, loan from related party	13,105	1,900	12,108
Long-term bank and other borrowings, current portion, loan from related party	133,856	19,407	35,993
Long-term bank and other borrowings, non-current portion, loan from related party	¥ 122,579	$ 17,772	¥ 83,778
Treasury stock, common shares	12,101,847	12,101,847	12,101,847
Class A ordinary shares
Ordinary shares, par value per share | $ / shares		$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000	500,000,000
Ordinary shares, shares issued	96,565,584	96,565,584	96,565,584
Ordinary shares, shares outstanding	84,463,737	84,463,737	84,463,737
Class B ordinary shares
Ordinary shares, par value per share | $ / shares		$ 0.0001
Ordinary shares, shares authorized	45,787,948	45,787,948	45,787,948
Ordinary shares, shares issued	45,787,948	45,787,948	45,787,948
Ordinary shares, shares outstanding	45,787,948	45,787,948	45,787,948